RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions in the consolidated statements of income, for the year ended December 31:

(MILLIONS)	2019	2018	2017
Revenues
Power purchase and revenue agreements	$558	$535	$601
Wind levelization agreement	1	7	6
	$559	$542	$607
Direct operating costs
Energy purchases	$(22)	$(20)	$(13)
Energy marketing fee	(20)	(24)	(24)
Insurance services(1)	(23)	(25)	(19)
	$(65)	$(69)	$(56)
Interest (expense) income - borrowings	$(13)	$(8)	$—
Management service costs	$(108)	$(80)	$(82)

(1)
Insurance services are paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of Brookfield Renewable. The fees paid to the subsidiary of Brookfield Asset Management for the year ended December 31, 2019 were $1 million (2018: less than $1 million)

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2019	2018
Current assets
Contract asset	Brookfield	$51	$45
Due from related parties
Amounts due from	Brookfield	48	55
	Equity-accounted investments and other	12	10
		$111	$110
Non-current assets
Contract asset	Brookfield	$422	$402
Current liabilities
Due to related parties
Amount due to	Brookfield	$81	$54
	Equity-accounted investments and other	10	12
Accrued distributions payable on
LP Units and Redeemable/Exchangeable partnership units	Brookfield	36	35
		$127	$101
Non-current liabilities
Contract liability	Brookfield	$562	$479